Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases [Line Items]
Total undiscounted cash flows	$ 141,831
Less imputed interest	(15,337)
Present value of lease liabilities	126,494
2022 [Member]
Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases [Line Items]
Total undiscounted cash flows	43,702
2023 [Member]
Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases [Line Items]
Total undiscounted cash flows	34,125
2024 [Member]
Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases [Line Items]
Total undiscounted cash flows	13,068
2025 [Member]
Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases [Line Items]
Total undiscounted cash flows	10,784
2026 [Member]
Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases [Line Items]
Total undiscounted cash flows	8,724
2027 and thereafter [Member]
Leases (Details) - Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases [Line Items]
Total undiscounted cash flows	$ 31,428